Loans to customers (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 6,116,455	$ 3,713,770
Percentage of gross exposure	100.00%	100.00%
Credit Loss Allowance	$ 794,570	$ 512,134
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.00%	13.80%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 4,728,358	$ 2,831,131
Percentage of gross exposure	77.30%	76.20%
Credit Loss Allowance	$ 239,306	$ 145,341
Percentage of credit loss allowance	30.10%	28.40%
Coverage Ratio	5.10%	5.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,054,416	$ 648,296
Percentage of gross exposure	17.20%	17.50%
Credit Loss Allowance	$ 325,020	$ 223,982
Percentage of credit loss allowance	40.90%	43.70%
Coverage Ratio	30.80%	34.50%
Absolute Trigger (Days Late) [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 180,780	$ 138,919
Percentage of gross exposure	17.10%	21.40%
Credit Loss Allowance	$ 150,723	$ 113,649
Percentage of credit loss allowance	46.40%	50.70%
Coverage Ratio	83.40%	81.80%
Relative Trigger (PD deterioration) [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 873,636	$ 509,377
Percentage of gross exposure	82.90%	78.60%
Credit Loss Allowance	$ 174,297	$ 110,333
Percentage of credit loss allowance	53.60%	49.30%
Coverage Ratio	20.00%	21.70%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 333,681	$ 234,343
Percentage of gross exposure	5.50%	6.30%
Credit Loss Allowance	$ 230,244	$ 142,811
Percentage of credit loss allowance	29.00%	27.90%
Coverage Ratio	69.00%	60.90%